Summary of Significant Accounting Policies Details (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 10, 2012 Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Receivable for issuance of common stock	$ 963	$ 2,000